Summary of Significant Accounting Policies and Practices (Tables)	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Schedule of Factoring Arrangement of Accounts Receivable

As of September 30, 2024 and 2025, the Company had a balance of factoring arrangement against HKD22,675,250 and HKD21,920,779 (US$2,817,255) of accounts receivable, respectively.

As at September 30, 2024
Purchase of Accounts Receivable	Total principal amount outstanding	Accounts receivables transferred	Amount derecognized	Interest rate range
	HKD	HKD	HKD
Standard Chartered	22,675,250	128,813,127	129,035,806	7.3% to 8.0%

As at September 30, 2025
Purchase of Accounts Receivable	Total principal amount outstanding	Accounts receivables transferred	Amount derecognized	Interest rate range
	HKD	HKD	HKD
Standard Chartered	21,920,779	162,137,560	162,979,041	6.7% to 7.3%

Schedule of Estimated Useful Lives of Property and Equipment, Net	The estimated useful lives are as follows:

Useful Life
Office equipment	5 years
Office furniture and fixtures	5 years
Motor vehicles	5 years
Leasehold improvements	lesser of lease term or expected useful life